STATEMENTS OF OPERATIONS (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0
General and administrative expenses	15,762	245,766	261,528
Loss from operations	(15,762)	(245,766)	(261,528)
Interest and dividend income	1,006	37,623	38,629
Net loss attributable to ordinary shareholders	$ (14,756)	$ (208,143)	$ (222,899)
Weighted average number of ordinary shares outstanding, basic and diluted	832,500	2,866,849	2,207,569
Net loss per ordinary share attributable to ordinary shareholders, basic and diluted	$ (0.02)	$ (0.07)	$ (0.10)